UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)



Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 5/31

Date of reporting period: 07/01/08 - 06/30/09


Item 1. Proxy Voting Record


================== WELLS FARGO ADVANTAGE CORPORATE BOND FUND ===================

On July 18, 2008, the Wells Fargo Advantage Corporate Bond Fund was reorganized into the Wells Fargo Advantage Income Plus Fund. The Wells Fargo Advantage Income Plus Fund's proxy voting record for the twelve-month period ended
June 30, 2009 is disclosed on the Fund's Form N-PX filed on August 24, 2009. The Fund's CIK number is 0001081400 and its Form N-PX file number is 333-74295.


There were no proxies voted in relation to the securities held in the Fund's portfolio.


================= WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND ==================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: The Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Total Return Bond Portfolio and Wells Fargo Advantage Inflation-Protected Bond Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2009).


WELLS FARGO FUNDS TRUST

Ticker:       SCTIX          Security ID:  94975H387
Meeting Date: APR 17, 2009   Meeting Type: Special
Record Date:  DEC 12, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director Peter G. Gordon         For       For          Management
1.2   Elect  Director Isaiah Harris, Jr.      For       For          Management
1.3   Elect  Director Judith M. Johnson       For       For          Management
1.4   Elect  Director David F. Larcker        For       For          Management
1.5   Elect  Director Olivia S. Mitchell      For       For          Management
1.6   Elect  Director Timothy J. Penny        For       For          Management
1.7   Elect  Director Donald C. Willeke       For       For          Management


=============== WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND ===============

WELLS FARGO FUNDS TRUST

Ticker:       SCTIX          Security ID:  94975H387
Meeting Date: APR 17, 2009   Meeting Type: Special
Record Date:  DEC 12, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director Peter G. Gordon         For       For          Management
1.2   Elect  Director Isaiah Harris, Jr.      For       For          Management
1.3   Elect  Director Judith M. Johnson       For       For          Management
1.4   Elect  Director David F. Larcker        For       For          Management
1.5   Elect  Director Olivia S. Mitchell      For       For          Management
1.6   Elect  Director Timothy J. Penny        For       For          Management
1.7   Elect  Director Donald C. Willeke       For       For          Management


==================== WELLS FARGO ADVANTAGE HIGH INCOME FUND ====================

CHARTER COMMUNICATIONS, INC.

Ticker:       CHTRQ          Security ID:  12502CAD3
Meeting Date: JUN 15, 2009   Meeting Type: Written Consent
Record Date:  APR 17, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Plan Of Reorganization                  For       For          Management


--------------------------------------------------------------------------------

WELLS FARGO FUNDS TRUST

Ticker:       SCTIX          Security ID:  94975H387
Meeting Date: APR 17, 2009   Meeting Type: Special
Record Date:  DEC 12, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director Peter G. Gordon         For       For          Management
1.2   Elect  Director Isaiah Harris, Jr.      For       For          Management
1.3   Elect  Director Judith M. Johnson       For       For          Management
1.4   Elect  Director David F. Larcker        For       For          Management
1.5   Elect  Director Olivia S. Mitchell      For       For          Management
1.6   Elect  Director Timothy J. Penny        For       For          Management
1.7   Elect  Director Donald C. Willeke       For       For          Management


================== WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND ==================

On July 18, 2008, the Wells Fargo Advantage High Yield Bond Fund was reorganized into the Wells Fargo Advantage High Income Fund. The Wells Fargo Advantage High Income Fund's proxy voting record for the twelve-month period ended June 30, 2009 is disclosed on the Fund's Form N-PX filed on August 24, 2009. The Fund's CIK number is 0001081400 and its Form N-PX file number is 333-74295.

There were no proxies voted in relation to the securities held in the Fund's portfolio.


=================== WELLS FARGO ADVANTAGE INCOME PLUS FUND ====================

WELLS FARGO FUNDS TRUST

Ticker:       SCTIX          Security ID:  94975H387
Meeting Date: APR 17, 2009   Meeting Type: Special
Record Date:  DEC 12, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director Peter G. Gordon         For       For          Management
1.2   Elect  Director Isaiah Harris, Jr.      For       For          Management
1.3   Elect  Director Judith M. Johnson       For       For          Management
1.4   Elect  Director David F. Larcker        For       For          Management
1.5   Elect  Director Olivia S. Mitchell      For       For          Management
1.6   Elect  Director Timothy J. Penny        For       For          Management
1.7   Elect  Director Donald C. Willeke       For       For          Management


============ WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND ==============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: The Wells Fargo Advantage Inflation-Protected Bond Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2009).


========== WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND ===========

On July 18, 2008, the Wells Fargo Advantage Intermediate Government Income Fund was reorganized into the Wells Fargo Advantage Government Securities Fund. The Wells Fargo Advantage Government Securities Fund's proxy voting record for the twelve-month period ended June 30, 2009 is disclosed on the Fund's Form N-PX filed on August 24, 2009. The Fund's CIK number is 0001081400 and its Form
N-PX file number is 333-74295.

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND ===========

WELLS FARGO FUNDS

Ticker:                      Security ID:  94984B819
Meeting Date: APR 17, 2009   Meeting Type: Special
Record Date:  DEC 12, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director Peter G. Gordon         For       For          Management
1.2   Elect  Director Isaiah Harris, Jr.      For       For          Management
1.3   Elect  Director Judith M. Johnson       For       For          Management
1.4   Elect  Director David F. Larcker        For       For          Management
1.5   Elect  Director Olivia S. Mitchell      For       For          Management
1.6   Elect  Director Timothy J. Penny        For       For          Management
1.7   Elect  Director Donald C. Willeke       For       For          Management


================== WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND ==================

WELLS FARGO FUNDS TRUST

Ticker:       SCTIX          Security ID:  94975H387
Meeting Date: APR 17, 2009   Meeting Type: Special
Record Date:  DEC 12, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director Peter G. Gordon         For       For          Management
1.2   Elect  Director Isaiah Harris, Jr.      For       For          Management
1.3   Elect  Director Judith M. Johnson       For       For          Management
1.4   Elect  Director David F. Larcker        For       For          Management
1.5   Elect  Director Olivia S. Mitchell      For       For          Management
1.6   Elect  Director Timothy J. Penny        For       For          Management
1.7   Elect  Director Donald C. Willeke       For       For          Management


============ WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND =============

WELLS FARGO FUNDS TRUST

Ticker:       SCTIX          Security ID:  94975H387
Meeting Date: APR 17, 2009   Meeting Type: Special
Record Date:  DEC 12, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director Peter G. Gordon         For       For          Management
1.2   Elect  Director Isaiah Harris, Jr.      For       For          Management
1.3   Elect  Director Judith M. Johnson       For       For          Management
1.4   Elect  Director David F. Larcker        For       For          Management
1.5   Elect  Director Olivia S. Mitchell      For       For          Management
1.6   Elect  Director Timothy J. Penny        For       For          Management
1.7   Elect  Director Donald C. Willeke       For       For          Management


=================== WELLS FARGO ADVANTAGE STABLE INCOME FUND ===================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: The Wells Fargo Advantage Stable Income Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2009).


================= WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND ==================

CHARTER COMMUNICATIONS, INC.

Ticker:       CHTRQ          Security ID:  12502CAD3
Meeting Date: JUN 15, 2009   Meeting Type: Written Consent
Record Date:  APR 17, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Plan Of Reorganization                  For       For          Management


--------------------------------------------------------------------------------

CHESAPEAKE ENERGY CORP.

Ticker:       CHK            Security ID:  165167107
Meeting Date: JUN 12, 2009   Meeting Type: Annual
Record Date:  APR 15, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard K. Davidson      For       Withhold     Management
1.2   Elect Director V. Burns Hargis          For       For          Management
1.3   Elect Director Charles T. Maxwell       For       Withhold     Management
2     Increase Authorized Common Stock        For       For          Management
3     Amend Omnibus Stock Plan                For       For          Management
4     Ratify Auditors                         For       For          Management
5     Declassify the Board of Directors       Against   For          Shareholder
6     Require a Majority Vote for the         Against   For          Shareholder
      Election of Directors
7     Amend EEO Policy to Prohibit            Against   For          Shareholder
      Discrimination based on Sexual
      Orientation and Gender Identity


--------------------------------------------------------------------------------

WELLS FARGO FUNDS TRUST

Ticker:       SCTIX          Security ID:  94975H387
Meeting Date: APR 17, 2009   Meeting Type: Special
Record Date:  DEC 12, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director Peter G. Gordon         For       For          Management
1.2   Elect  Director Isaiah Harris, Jr.      For       For          Management
1.3   Elect  Director Judith M. Johnson       For       For          Management
1.4   Elect  Director David F. Larcker        For       For          Management
1.5   Elect  Director Olivia S. Mitchell      For       For          Management
1.6   Elect  Director Timothy J. Penny        For       For          Management
1.7   Elect  Director Donald C. Willeke       For       For          Management


--------------------------------------------------------------------------------

WILLIAMS COMPANIES, INC., THE

Ticker:       WMB            Security ID:  969457100
Meeting Date: MAY 21, 2009   Meeting Type: Annual
Record Date:  MAR 30, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Irl F. Engelhardt        For       For          Management
1.2   Elect Director William E. Green         For       For          Management
1.3   Elect Director W. R. Howell             For       For          Management
1.4   Elect Director George A. Lorch          For       For          Management
2     Ratify Auditors                         For       For          Management
3     Declassify the Board of Directors       Against   For          Shareholder


================= WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND =================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: The Wells Fargo Advantage Total Return Bond Fund. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2009).


============= WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND =============

On July 18, 2008, the Wells Fargo Advantage Ultra-Short Duration Bond Fund was reorganized into the Wells Fargo Advantage Ultra Short-Term Income Fund. The Wells Fargo Advantage Ultra Short-Term Income Fund's proxy voting record for the twelve-month period ended June 30, 2009 is disclosed on the Fund's Form N-PX filed on August 24, 2009. The Fund's CIK number is 0001081400 and its Form N-PX file number is 333-74295.

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============== WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND ==============

WELLS FARGO FUNDS TRUST

Ticker:       SCTIX          Security ID:  94975H387
Meeting Date: APR 17, 2009   Meeting Type: Special
Record Date:  DEC 12, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director Peter G. Gordon         For       For          Management
1.2   Elect  Director Isaiah Harris, Jr.      For       For          Management
1.3   Elect  Director Judith M. Johnson       For       For          Management
1.4   Elect  Director David F. Larcker        For       For          Management
1.5   Elect  Director Olivia S. Mitchell      For       For          Management
1.6   Elect  Director Timothy J. Penny        For       For          Management
1.7   Elect  Director Donald C. Willeke       For       For          Management


========== END NPX REPORT

SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

*BY: /S/ KARLA M. RABUSCH

KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 24, 2009



*BY: /S/ ANDREW OWEN

ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.